Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE 3 – LIQUIDITY AND CAPITAL RESOURCES

At March 31, 2020, the Company had cash of $434,533 and a working capital deficit of $1,644,401. For the three months ended March 31, 2020, the Company's net loss was $542,207. As a result of the Company's operating cash flows and working capital needs during 2019, which required it to obtain loans from a related party, at March 31, 2020, the Company was not in compliance with certain financial covenants required by the Credit Agreement (as hereinafter defined).

Further, in connection with the response to the COVID-19 pandemic in the United States, the Company has experienced certain disruptions to its business and has observed disruptions for the Company's customers and merchants which has resulted in a decline in transaction volume. While the volume of processing transactions by merchants in March was relatively in-line with the Company's expectations that the number of transactions during March would be below the prior year because states in the United States began to implement stay-at-home orders, the number of transactions and resulting revenue was approximately 15% lower in March than in February and 40% lower than March during the month of April. We estimate that the number of transactions will continue to stay at a depressed level or further decline from both the prior year and from the quarter ended March 31, 2020, along with revenues, until the response to the COVID-19 pandemic relaxes stay-at-home restrictions and allows customers to make more point of purchase transactions for merchants and/or more merchants provide for additional contactless and online purchase options. Based on this, the Company expects an overall decrease in revenue and cash flows from operations during the remainder of 2020. As a result of these factors, the Company determined it was necessary to take certain corporate actions, described below, in connection with its overall analysis to determine whether or not his has sufficient liquidity to continue as a going concern for a period of at least twelve months from the date its condensed consolidated financial statements were issued.

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement ("Amendment No. 4") amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of the indebtedness to April 9, 2022 and to waive any outstanding events of default. In consideration for the foregoing, the Credit Agreement was amended to include a new principal repayment schedule under the note whereby the Company paid an amount equal to $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020, and on the first business day of each calendar month thereafter until the required balloon payment on April 9, 2022. In the event that the Company does not make a monthly payment, Messrs. Yakov and Herzog will have the ability to make an equity contribution to the Company for the sole purpose of paying the monthly payment obligation of the Company under the Credit Agreement. In addition, included in the working capital deficit described above as of March 31, 2020 was accrued payroll, a note payable and other expenses due to the Company's Chief Executive Officer, Mr. Ronny Yakov, in the amount of $1,005,020, which he has agreed to defer receiving payment until December 31, 2022. As such, the Company believes it will be able fund future liquidity and capital requirements through cash flows generated from its operating activities for a period of at least twelve months from the date its condensed consolidated financial statements are issued.

In the event that the response to the pandemic results in a greater than anticipated reduction in processing transaction volume, the Company can further reduce or defer expenses. More specifically, the Company could (a) implement certain discretionary cost reduction initiatives relating to our spend on employee travel and entertainment, consulting costs and marketing expenses, (b) negotiate deferred salary arrangements with Mr. Yakov or other employees, (c) furlough employees or reduce headcount, (d) negotiate extensions of payments of rent and utilities, or (e) enter in or to additional short term loans with Mr. Yakov whereby certain of our expenses as they come due continue to be paid by him and not immediately reimbursed as a normal business expense. In addition, on December 10, 2019, Mr. John Herzog, a related party and significant stockholder, provided a letter to the Company whereby he addressed his prior commitments to provide financial assistance to the Company and agreed to assist with our ongoing working capital needs, upon request through the earlier of (a) the closing of a potential public offering of the Company's common stock and warrants or (b) November 2020 (other than our obligations to pay principal or interest with respect to the Credit Agreement). Other than with respect to our long-term debt, there are no other limitations or restrictions to the amount of working capital funding that may be provided by Mr. Herzog. In the event that we deem it necessary to request an advance from Mr. Herzog, we expect to negotiate the terms of such advance at that time. Mr. Herzog has committed to not terminate this commitment during its term, but we do not believe that we have recourse in the event that such commitment is terminated.

Finally, the Company has received a Paycheck Protection Program loan under the CARES Act for approximately $236,000 and it is planning a public offering of its Common Stock during 2020. Although proceeds from the offering are not assured, additional working capital would be available if the Company were successful in obtaining capital from the offering.

Additional Information Regarding Our Credit Agreement

Although, following the execution of Amendment No. 4, we are in compliance, we have not complied with these obligations at certain times since the Credit Agreement was entered into and were obligated to obtain certain waivers and modifications of these provisions to avoid an acceleration event under the Credit Agreement. If we are not able to remain in compliance with these obligations, the creditor may accelerate the maturity of the loan or may require us to adhere to stricter financial covenants in exchange for a waiver. While we expect to comply with these financial covenants, we cannot guarantee our ability to do so. Although it has entered into Amendment No. 4 which extended the maturity date, the Company is exploring refinancing solutions for more advantageous terms for its long-term debt either with new debtholders. If the Company is unable to refinance its debt or is unable to satisfy its obligations as they become due, the Company may be required to sell assets to repay all or part of the debt or replace the debt with less favorable terms.

With respect to its senior debt, the Company is required to maintain the following financial covenants in order to avoid an event of default: (1) a Fixed Charge Coverage Ratio not be less than 1.20:1.00, measured in each case on a trailing twelve month basis and (2) net revenue of the Company shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021, on a trailing twelve-month basis. The Fixed Charge Coverage Ratio is defined as the ratio of (A) EBITDA for each fiscal month minus unfinanced capital expenditures (but not less than zero) for such fiscal month to (B) the sum of (i) all principal payments scheduled to be made during or with respect to such period, plus (ii) all interest expense for such period paid or required to be paid in cash during such period, plus (iii) all federal, state, and local income taxes paid or required to be paid for such period, plus (iv) all cash distributions, dividends, redemptions and other cash payments made or required to be made during such period with respect to equity issued by the Company.

NOTE 3 — LIQUIDITY AND CAPITAL RESOURCES

At December 31, 2019, the Company had cash of $507,616 and a working capital deficit of $1,382,325. For the year ended December 31, 2019, the Company’s net loss was $1,343,412. As a result of the Company’s operating cash flows and working capital needs, which required it to obtain loans from a related party, at December 31, 2019 the Company was not in compliance with certain financial covenants required by the Credit Agreement.

Further, in connection with the response to the COVID-19 pandemic in the United States, the Company has experienced certain disruptions to its business and has observed disruptions for the Company’s customers and merchants which has resulted in a decline in transaction volume. While the volume of processing transactions by merchants in March was relatively in-line with the Company’s expectations, it is expected that the number of transactions and resulting revenue could be as much as 40% lower than March during the month of April. We estimate that the number of transactions will continue to decline, along with revenues, until the response to the COVID-19 pandemic allows customers to make more point of purchase transactions for merchants and more merchants provide for additional contactless and online purchase options. Based on this, the Company expects an overall decrease in revenue and cash flows from operations during the remainder of 2020 as compared to 2019. As a result of these factors, the Company determined it was necessary to take certain corporate actions in connection with its overall analysis to determine whether or not his has sufficient liquidity to continue as a going concern for a period of at least twelve months from the date its financial statements were issued.

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement (“Amendment No. 4”) amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of the indebtedness to April 9, 2022 and to waive any outstanding events of default. In consideration for the foregoing, the Credit Agreement was amended to include a new principal repayment schedule under the note whereby the Company paid an amount equal to $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020, and on the first business day of each calendar month thereafter until the required balloon payment on April 9, 2022. In the event that the Company does not make a monthly payment, Messrs. Yakov and Herzog will have the ability to make an equity contribution to the Company for the sole purpose of paying the monthly payment obligation of the Company under the Credit Agreement. In addition, included in the working capital deficit described above as of December 31, 2019 was accrued payroll, a note payable and other expenses due to the Company’s Chief Executive Officer, Mr. Ronny Yakov, in the amount of $993,458, which he has agreed to defer receiving payment until December 31, 2022. The Company also believes that it has reduced operating expenses sufficiently during 2019 allowing it to maintain its ongoing operations despite the anticipated decrease in revenues during 2020. As such, the Company believes it will be able fund future liquidity and capital requirements through cash flows generated from its operating activities for a period of at least twelve months from the date its financial statements are issued.

As mentioned above, in the event that the response to the pandemic results in a greater than anticipated reduction in processing transaction volume or revenue or expenses are otherwise do not meet our expectations, the Company can further reduce or defer expenses. More specifically, the Company could (a) implement certain discretionary cost reduction initiatives relating to our spend on employee travel and entertainment, consulting costs and marketing expenses, (b) negotiate additional deferred salary arrangements with Mr. Yakov or other employees, (c) furlough employees or reduce headcount, (d) negotiate extensions of payments of rent and utilities, or (e) enter in or to additional short term loans with Mr. Yakov whereby certain of our expenses as they come due continue to be paid by him and not immediately reimbursed as a normal business expense. In addition, on December 10, 2019, Mr. John Herzog, a related party and significant stockholder, provided a letter to the Company whereby he addressed his prior commitments to provide financial assistance to the Company and agreed to assist with our ongoing working capital needs, upon request through the earlier of (a) the closing of a potential public offering of the Company’s common stock and warrants or (b) November 2020 (other than our obligations to pay principal or interest with respect to the Credit Agreement). Other than with respect to our long-term debt, there are no other limitations or restrictions to the amount of working capital funding that may be provided by Mr. Herzog. In the event that we deem it necessary to request an advance from Mr. Herzog, we expect to negotiate the terms of such advance at that time. Mr. Herzog has committed to not terminate this commitment during its term, but we do not believe that we have recourse in the event that such commitment is terminated.

Finally, the Company has applied for a Paycheck Protection Program loan for approximately $225,000 under the CARES Act and it is planning a public offering of its Common Stock during 2020. Although proceeds from either not assured, additional working capital would be available from both initiatives if the Company were successful in obtaining capital from either source.

Additional Information Regarding Our Credit Agreement

Although, following the execution of Amendment No. 4, we are in compliance, we have not complied with these obligations at certain times since the Credit Agreement was entered into and were obligated to obtain certain waivers and modifications of these provisions to avoid an acceleration event under the Credit Agreement. If we are not able to remain in compliance with these obligations, the creditor may accelerate the maturity of the loan or may require us to adhere to stricter financial covenants in exchange for a waiver. While we expect to comply with these financial covenants, we cannot guarantee our ability to do so. Although it has entered into Amendment No. 4 which extended the maturity date, the Company is exploring refinancing solutions for more advantageous terms for its long-term debt either with new debtholders. If the Company is unable to refinance its debt or is unable to satisfy its obligations as they become due, the Company may be required to sell assets to repay all or part of the debt or replace the debt with less favorable terms.

With respect to its senior debt, the Company is required to maintain the following financial covenants in order to avoid an event of default: (1) a Fixed Charge Coverage Ratio not be less than 1.20:1.00, measured in each case on a trailing twelve month basis and (2) net revenue of the Company shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021, on a trailing twelve-month basis. The Fixed Charge Coverage Ratio is defined as the ratio of (A) EBITDA for each fiscal month minus unfinanced capital expenditures (but not less than zero) for such fiscal month to (B) the sum of (i) all principal payments scheduled to be made during or with respect to such period, plus (ii) all interest expense for such period paid or required to be paid in cash during such period, plus (iii) all federal, state, and local income taxes paid or required to be paid for such period, plus (iv) all cash distributions, dividends, redemptions and other cash payments made or required to be made during such period with respect to equity issued by the Company.